Leases (Analysis Of Rent Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Operating Leased Assets [Line Items]
Total rent expense	$ 187.5	$ 155.1	$ 142.0
Restaurant minimum rent
Operating Leased Assets [Line Items]
Total rent expense	157.7	130.9	120.6
Restaurant percentage rent
Operating Leased Assets [Line Items]
Total rent expense	6.6	5.6	5.3
Restaurant rent averaging expense
Operating Leased Assets [Line Items]
Total rent expense	16.6	12.9	11.1
Transportation equipment
Operating Leased Assets [Line Items]
Total rent expense	3.8	3.5	3.2
Office equipment
Operating Leased Assets [Line Items]
Total rent expense	0.9	0.6	0.4
Office space
Operating Leased Assets [Line Items]
Total rent expense	1.5	1.0	0.9
Warehouse space
Operating Leased Assets [Line Items]
Total rent expense	$ 0.4	$ 0.6	$ 0.5